Long Term Incentive Plan	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Compensation Related Costs [Abstract]
Long Term Incentive Plan
(16)	Long Term Incentive Plan

Alion adopted a long-term cash incentive compensation plan for certain executives in December 2008. The Company amended its incentive compensation plan in January 2010 and amended and restated it in June 2013. The most recent amendment created new change in control provisions that apply to future grants. Individual incentive compensation grants contain specific financial and performance goals and vest over varying periods. Some grants are for a fixed amount; others provide a range of values from a minimum of 50% to a maximum of 150% of initial grant value. The Company periodically evaluates the probability that individuals will achieve stated financial and performance goals.

Alion recognizes long term incentive compensation expense based on outstanding grants’ stated values, estimated probability of achieving stated goals and estimated probable future grant values. The Company recognized $772 thousand in incentive compensation expense for the six months ended March 31, 2015 and $1.6 million in incentive compensation expense for the six months ended March 31, 2014.

Long term incentive grants issued in November 2011 to named executive officers had a $1.8 million aggregate target value and vested in fiscal 2014 and were paid in the third quarter of fiscal 2015 at target.

Non-executive officer long term incentive grants scheduled to vest in November 2014 and November 2015 accelerated and vested at target value on August 18, 2014. In the third quarter of fiscal 2015, the Company paid $515 thousand for non-executive officer long term incentive grants that had vested in fiscal 2014. Executive officers with grants subject to acceleration that were originally scheduled to vest in November 2015, agreed to defer immediate vesting in exchange for a 10% increase in target value vesting on the normal schedule.

(17)	Long Term Incentive Plan

Alion adopted a long-term cash incentive compensation plan for certain executives in December 2008. The Company amended its incentive compensation plan in January 2010 and amended and restated it in June 2013. The most recent amendment created new change in control provisions that apply to future grants. Individual incentive compensation grants contain specific financial and performance goals and vest over varying periods. Some grants are for a fixed amount; others provide a range of values from a minimum of 50% to a maximum of 150% of initial grant value. The Company periodically evaluates the probability that individuals will achieve stated financial and performance goals.

The August 2014 Refinancing Transactions may have triggered the change in control provisions of the LTI Plan and outstanding grants, including the 2011 LTIPs. While for accounting purposes, the 2011 LTIPs have been treated as if a change in control has occurred and vested at 100% of target value with vested amounts becoming currently payable. The determination of whether the change in control provisions of the LTI Plan and outstanding award apply in connection with the August 2014 Refinancing Transactions and other aspects of the award payments are pending before the Compensation Committee and will be determined at a future time. Non-executive officer LTI grants for November 2014 and November 2015 accelerated and vested at face value on August 18, 2014. Executive officers with grants subject to acceleration that were originally scheduled to vest in November 2015, agreed to defer immediate vesting in exchange for a 10% increase in target value vesting on the normal schedule.

Alion recognizes long term incentive compensation expense based on outstanding grants’ stated values, estimated probability of achieving stated goals and estimated probable future grant values. The Company recognized $1.9 million, $2.3 million and $1.4 million and in incentive compensation expense for the years ended September 30, 2014, 2013 and 2012. Fiscal 2014, the Company recognized $173 thousand in additional compensation expense (included in the amount above) related to accelerated vesting and LTI grant agreement modifications.